Interest and investment income, net - Gain/(loss) on derivative instruments (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Interest and investment income, net
Unrealized investment income/(loss) of derivative instruments	¥ (180,503,919)	$ (26,170,608)	¥ 17,375,517
Realized investment income of derivative instruments	110,083,438	15,960,598
Gain/(loss) on derivative instruments	¥ (70,420,481)	$ (10,210,010)	¥ 17,375,517